Current liabilities	12 Months Ended
Dec. 31, 2021
Current liabilities
Current liabilities

Note 15: Current liabilities

15.1 Trade payables

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2020	2021
Research and development suppliers	5,408	6,669
General and administrative suppliers	2,577	937
Total trade payables	7,985	7,606

The change in trade payables to research and development suppliers is primarily due to the increase in expenses associated with the Company’s ongoing clinical trials and research costs (refer to Note 16.1) and in particular, expenses related to the SARA clinical program and the launch of the COVA program.

The decrease in trade payables to general and administrative suppliers is primarily due to due to the costs incurred by the Company in late 2020 as part of the Nasdaq IPO.

15.2 Tax and social liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2020	2021
Personnel expenses	521	658
Social security expenses (1)	790	1,202
Other taxes	136	138
Total tax and social liabilities	1,446	1,998

Liabilities related to social security expenses include social contribution to be paid upon the issuance of the free shares at the term of the vesting period. This social contribution is recognized on a straight-line basis over the vesting period and amounted to €310 thousand as of December 31, 2021 and €2 thousand as of December 31, 2020.

15.3 Other creditors and miscellaneous liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2020	2021
Attendance fees	242	202
Deferred income (1)	13	175
Other	13	4
Total other creditors and miscellaneous liabilities	268	381
(1)	as part of the BPI France conditional advance “BIO 201” project, the Company was entitled to receive a grant of €380 thousand (see Note 12.1) which has been recorded as deferred income as of December 31, 2021 for €178 thousand (€202 thousand recognized as a grant).